Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in pension plan [Abstract]
Balance at beginning of period	$ 77,390	$ 84,652
Cost for the period	10,578	10,949
Interest income	44	(44)
Contributions to the plan	(6,228)	(5,647)
Benefits paid on pension plan	(2,726)	(4,028)
Miscellaneous	175	(39)
Actuarial gain or losses	(4,551)	(8,453)
Balance at end of period	$ 74,682	$ 77,390